Subsequent events (Details Narrative) £ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Apr. 03, 2023 $ / shares shares	Mar. 27, 2023 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Nov. 27, 2022 $ / shares shares	Aug. 09, 2022 $ / shares shares	Feb. 10, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares		Dec. 31, 2022 GBP (£) shares		Dec. 31, 2021 GBP (£) shares		Dec. 31, 2020 GBP (£)	Apr. 25, 2023 shares	Nov. 24, 2022 $ / shares shares	Nov. 24, 2022 £ / shares shares	Nov. 15, 2022 $ / shares shares	Nov. 15, 2022 £ / shares shares	Jun. 08, 2022 shares	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)															$ 6.51	£ 5.41	$ 7.565	£ 6.362		£ 215.00
Exercise price					$ 0.50	$ 212.50	$ 212.50
Net proceeds from the offering | £									£ 3,369,877		£ 285,108		£ 3,898,818
Number of shares issued | shares					11,678	63,280	1,744,913	[1]	1,744,913	[1]	390,952	[1]			3	3	21	21		15,891
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price					$ 25.00
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						126,560
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price				$ 4.999
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares			2,800,000	155,000
Expiration date			expiration dates of May 30, 2025 and May 30, 2028
Number of shares issued | shares					3,676	63,280													230,000
American depositary shares [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares				1,315,000
American depositary shares [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price			$ 5.00	$ 5.00
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.30	$ 1.60
Exercise price	5.00
Net proceeds from the offering | $		$ 4.6
Offering expenses | $		$ 0.9
Exercise price	1.00
Conversion price	$ 0.20
Number of shares issued | shares	200,000
Exercised prefunded warrants | shares														1,215,500
Nonadjusting event [member] | Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 1.599
Nonadjusting event [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 0.001
Nonadjusting event [member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares		215,000
Exercise price		$ 1.75
Nonadjusting event [member] | American depositary shares [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares		3,222,500
Nonadjusting event [member] | American depositary shares [member] | Ordinary shares A [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares		3,437,500

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.